Short-term Debt	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Short-term Debt	Short-term Debt

As at (a)	December 31, 2022	December 31, 2021
Commercial paper	$293	$161
Project financing	—	8
	$293	$169
(a)As at December 31, 2022, AltaGas' weighted average interest rate on short-term borrowings outstanding was 4.8 percent (December 31, 2021 - 0.3 percent).

Credit Facilities

As at December 31, 2022, AltaGas held a $70 million (December 31, 2021 - $70 million) unsecured demand revolving operating credit facility with a Canadian chartered bank. Draws on the facility bear interest at the lender's prime rate or at the bankers' acceptance rate plus a stamping fee. As at December 31, 2022, there were no letters of credit outstanding under this facility (December 31, 2021 - $34 million).

As at December 31, 2022, AltaGas held a US$300 million (December 31, 2021 - US$200 million) unsecured bilateral letter of credit demand facility, amended in July 2022, with a Canadian chartered bank. Borrowings on the facility incur fees and interest at rates relevant to the nature of the draws made. Letters of credit outstanding under this facility as at December 31, 2022 were $181 million (December 31, 2021 - $139 million).

As at December 31, 2021, AltaGas held a US$125 million demand letter of credit facility. Letters of credit outstanding under this facility as at December 31, 2021 were $99 million. The facility was terminated in November 2022.

WGL and Washington Gas use short-term debt in the form of commercial paper and advances under its syndicated bank credit facilities to fund seasonal cash requirements. Revolving committed credit facilities are maintained in an amount equal to or greater than the expected maximum commercial paper position. As at December 31, 2022, commercial paper outstanding classified as short-term debt totaled $293 million (December 31, 2021 - $161 million).

As at December 31, 2022, Petrogas held a $30 million (December 31, 2021 - $30 million) unsecured bilateral letter of credit demand facility. Letters of credit outstanding under this facility as at December 31, 2022 were $16 million (December 31, 2021 - $7 million).

As at December 31, 2022, Petrogas held an unsecured bilateral letter of credit demand facility of $25 million (December 31, 2021 - $25 million). As at December 31, 2022, there were no letters of credit outstanding under this facility (December 31, 2021 - $nil).